Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

The Company has a license agreement with Incept to use and develop certain patent rights that it entered into in 2007. Royalties incurred and payable to Incept have not been material to date. On February 12, 2014, the Company issued 189,393 shares of its common stock to Incept in connection with the expansion of the scope of the Incept License to include back-of-the-eye technology held by Incept. In the three months ended March 31, 2014, the fair value of the shares of $1,665 as of the issuance date was recorded as research and development expense. Incept and certain owners of Incept participated in the Company’s Series A, Series B and Series C preferred stock financing and have also been granted shares of common stock and redeemable convertible preferred stock of the Company. In addition, certain employees of the Company are shareholders of Incept. The Company’s President and Chief Executive Officer is a general partner of Incept.

On February 12, 2014, the Company issued 79,545 shares of common stock to a former member of the Company’s board of directors and current stockholder of Incept for consulting services rendered. In the three months ended March 31, 2014, the fair value of the shares of $699 as of the issuance date was recorded as general and administrative expense.

During the three months ended March 31, 2015, the Company invoiced Augmenix, Inc. (“Augmenix”) $5 for consulting and other services. During the three months ended March 31, 2014, the Company invoiced Augmenix $67 for consulting and other services. Certain shareholders of Augmenix were holders of the Company’s redeemable convertible preferred stock and common stock which is now entirely common stock. In addition, certain employees of the Company are shareholders of Augmenix. The Company’s President and Chief Executive Officer was also the Chief Executive Officer of Augmenix up until April 2014. Through March 31, 2015, the Company’s President and Chief Executive was the Chairman of the board of directors of Augmenix.

16. Related Party Transactions

The Company has a license agreement with Incept to use and develop certain patent rights that it entered into in 2007. Royalties incurred and payable to Incept have not been material to date. On February 12, 2014, the Company issued 189,393 shares of its common stock to Incept in connection with the expansion of the scope of the Incept License to include back of the eye technology held by Incept. The fair value of the shares of $1,665 as of the issuance date was recorded as research and development expense. Incept and certain owners of Incept participated in the Company’s Series A, Series B and Series C preferred stock financing and have also been granted shares of common stock and redeemable convertible preferred stock of the Company. In addition, certain employees of the Company are shareholders of Incept. The Company’s President and Chief Executive Officer is a general partner of Incept.

On February 12, 2014, the Company issued 79,545 shares of common stock to a former member of the Company’s board of directors and current stockholder of Incept for consulting services rendered. The fair value of the shares of $699 as of the issuance date was recorded as general and administrative expense.

During the years ended December 31, 2014, 2013 and 2012, the Company invoiced Augmenix, Inc. (“Augmenix”) $82, $232 and $366, respectively, for consulting and other services. During the years ended December 31, 2014, 2013 and 2012, Augmenix invoiced the Company $27, $0 and $0 for legal fees paid by Augmenix on behalf of the Company. During the years ended December 31, 2014, 2013 and 2012, Augmenix invoiced the Company $0, $14 and $0 respectively, for consulting services. Certain shareholders of Augmenix were holders of the Company’s redeemable convertible preferred stock and common stock which is now entirely common stock. In addition, certain employees of the Company are shareholders of Augmenix. Through December 31, 2014, the Company’s President and Chief Executive was Chairman of the board of directors of Augmenix.